Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
    The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Ecuador, Mexico, Peru, Uruguay, Venezuela, French Guiana, Guadeloupe, Martinique, Aruba, Curaçao, the USVI and Trinidad and Tobago (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Other receivables	5,995	5,979
Miscellaneous	4,031	4,190
Accounts payable	(27,261)	(26,092)
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2024, 2023 and 2022:

	Fiscal years ended December 31,
	2024	2023	2022
Food and paper (i)	$(338,543)	$(319,232)	$(256,704)
Occupancy and other operating expenses	(10,893)	(9,590)	(7,193)

(i)Include $67,296 of distribution fees and $271,247 of supplier purchases managed through the Axionlog Business for the fiscal year ended December 31, 2024; $65,342 and $253,890, respectively, for the fiscal year ended December 31, 2023; and $53,191 and $203,513, respectively, for the fiscal year ended December 31, 2022.

The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2024 and 2023:

	2024		2023
	Lacoop II, S.C	Saile (i)	Lacoop II, S.C	Saile (i)
Other receivables	$2,091	$978	$2,779	$710
Accounts payable	(5,936)	—	(5,965)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.